Acquisition of Subsidiaries	12 Months Ended
Aug. 31, 2025
Acquisition of Subsidiaries [Abstract]
ACQUISITION OF SUBSIDIARIES

22. ACQUISITION OF SUBSIDIARIES

Acquisition of equity interest in subsidiaries

On October 25, 2024, the Group has acquired 100% share holdings of East Harmony Limited from an independent third party at a consideration of $0.13 (equivalent to HK$1). As of date of acquisition, the fair value of the East Harmony Limited was $nil.

On November 11, 2024, the Group has acquired.100% share holdings of Asia Virtue Limited from Ms. Kwan Shuk Yee, a director of the Group, at a consideration of $0.13 (equivalent to HK$1). As of date of acquisition, the fair value of the Asia Virtue Limited was $nil.